Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ 23,522	$ (2,594)	$ (5,006)
Other comprehensive income (loss): cash flow hedge adjustment	(1,499)	303	(429)
Comprehensive income (loss)	22,023	(2,291)	(5,435)
Comprehensive income attributable to preferred stock and units	(12,785)	(12,893)	(12,924)
Comprehensive income attributable to restricted shares	(274)	(300)	(295)
Comprehensive (income) loss attributable to non-controlling interest in consolidated real estate entities	(149)	321	21
Comprehensive (income) loss attributable to common units in the Operating Partnership	(306)	620	1,039
Comprehensive income (loss) attributable to Hudson Pacific Properties, Inc. stockholders	8,509	(14,543)	(17,594)
Hudson Pacific Partners, L.P.
Net income (loss)	23,522	(2,594)	(5,006)
Other comprehensive income (loss): cash flow hedge adjustment	(1,499)	303	(429)
Comprehensive income (loss)	22,023	(2,291)	(5,435)
Comprehensive (income) loss attributable to non-controlling interest in consolidated real estate entities	(149)	321	21
Comprehensive (income) loss attributable to common units in the Operating Partnership	(149)	321	21
Comprehensive income (loss) attributable to Hudson Pacific Properties, Inc. stockholders	$ 8,815	$ (15,163)	$ (18,633)